UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-01434

Lincoln National Variable Annuity Fund A
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copy to:

Colleen E. Tonn, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801

Jeffrey S. Puretz, Esquire
Dechert LLP
1775 Eye Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 260-455-2000

Date of fiscal year-end: December 31

Date of reporting period: March 31,2007

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)

Lincoln National Variable Annuity Fund A

March 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock- 98.99%
Basic Materials - 5.01%
Dow Chemical	16,500	$756,690
duPont (E.I.) deNemours	12,700	627,761
Freeport-McMoRan Copper & Gold	7,500	496,425
Lubrizol	11,900	613,207
Steel Dynamics	9,400	406,080
United States Steel	8,300	823,111
		3,723,274
Business Services - 1.37%
Manpower	4,100	302,457
Republic Services	18,300	509,106
Robert Half International	5,600	207,256
		1,018,819
Capital Goods - 10.56%
†AGCO	10,100	373,397
Caterpillar	15,200	1,018,856
Deere & Co	5,600	608,384
DRS Technologies	5,300	276,501
General Electric	34,600	1,223,456
Goodrich	14,700	756,756
†Grant Prideco	16,500	822,360
Northrop Grumman	9,600	712,512
Textron	9,100	817,180
†Thomas & Betts	6,800	331,976
United Technologies	13,900	903,500
		7,844,878
Communication Services - 2.24%
Embarq	5,300	298,655
†Qwest Communications International	37,900	340,721
Verizon Communications	27,000	1,023,840
		1,663,216
Consumer Discretionary - 5.09%
Abercrombie & Fitch Class A	8,100	613,008
Best Buy	14,100	686,952
†Coach	11,800	590,590
Federated Department Stores	16,200	729,810
NIKE Class B	5,000	531,300
Phillips-Van Heusen	7,000	411,600
Wal-Mart Stores	4,700	220,665
		3,783,925
Consumer Services - 2.36%
Host Hotels & Resorts	14,900	392,019
Marriott International Class A	11,600	567,936
McDonald's	17,600	792,880
		1,752,835
Consumer Staples - 6.60%
Altria Group	4,700	412,707
CVS	21,700	740,838
Fortune Brands	6,900	543,858
Kellogg	5,700	293,151
PepsiCo	17,900	1,137,724
Procter & Gamble	28,100	1,774,796
		4,903,074
Credit Cyclicals - 0.48%
†Jarden	9,400	360,020
		360,020
Energy - 8.07%
Chevron	7,600	562,096
ConocoPhillips	18,900	1,291,815
EOG Resources	6,700	477,978
Exxon Mobil	23,400	1,765,530
†National Oilwell Varco	7,600	591,204
Occidental Petroleum	13,900	685,409
St. Mary Land & Exploration	6,000	220,080
Tidewater	6,900	404,202
		5,998,314
Financials - 21.84%
†Affiliated Managers Group	4,100	444,235
AFLAC	10,300	484,718
Allstate	8,800	528,528
American International Group	19,200	1,290,624
Bank of America	31,100	1,586,722
Bear Stearns	3,200	481,120
Berkley (W.R.)	13,200	437,184
Capital One Financial	9,000	679,140
CIT Group	10,800	571,536
Citigroup	34,100	1,750,694
Everest Re Group	3,600	346,212
Freddie Mac	8,200	487,818
Hanover Insurance Group	6,400	295,168
JPMorgan Chase	26,500	1,282,070
Mellon Financial	14,200	612,588
MetLife	7,700	486,255
Morgan Stanley	11,000	866,360
PMI Group	10,200	461,244
Prudential Financial	7,700	695,002
U.S. Bancorp	21,900	765,843
UnitedHealth Group	18,300	969,351
Washington Mutual	17,400	702,612
		16,225,024
Health Care - 12.04%
Abbott Laboratories	7,700	429,660
†Amgen	14,900	832,612
†Cytyc	11,100	379,731
†Express Scripts Class A	8,000	645,760
†Genentech	7,200	591,264
†Gen-Probe	7,100	334,268
†Gilead Sciences	7,900	604,350
Johnson & Johnson	21,400	1,289,564
Medtronic	15,900	780,054
Pfizer	37,800	954,828
Quest Diagnostics	5,900	294,233
†Vertex Pharmaceuticals	6,700	187,868
†WellPoint	8,800	713,680
Wyeth	18,200	910,546
		8,948,418
Media - 3.63%
CBS Class B	21,000	642,390
Comcast Class A	17,000	441,150
†Comcast Special Class A	9,100	231,777
† Disney (Walt)	18,500	636,955
†Gemstar-TV Guide International	273	1,144
Time Warner	37,700	743,444
		2,696,860
Real Estate - 1.13%
Developers Diversified Realty	6,800	427,720
ProLogis	6,400	415,552
		843,272
Technology - 16.30%
Applied Materials	33,700	617,384
AT&T	12,200	481,046
†BEA Systems	17,500	202,825
†Cisco Systems	48,700	1,243,311
†Corning	28,200	641,268
†Digital River	3,700	204,425
†EMC	37,800	523,530
†Google Class A	1,650	755,964
Hewlett-Packard	27,700	1,111,878
Intel	57,200	1,094,236
International Business Machines	13,600	1,281,936
Microsoft	62,300	1,736,301
Motorola	34,500	609,615
QUALCOMM	19,400	827,604
Texas Instruments	25,800	776,580
		12,107,903
Transportation - 0.72%
Norfolk Southern	10,500	531,300
		531,300
Utilities - 1.55%
Exelon	7,100	487,841
PPL	16,200	662,580
		1,150,421
Total Common Stock (cost $51,889,355)		73,551,553
	Principal
	Amount
	(U.S.$)
^Discount Note- 0.28%
Fannie Mae Discount Note 5.006% 4/2/07	$210,000	209,971
Total Discount Note (cost $209,971)		209,971
Total Value of Securities - 99.27%
(cost $52,099,326)		73,761,524
Receivables and Other Assets Net of Liabilities (See Notes) - 0.73%		538,106
Net Assets - 100.00%		$74,299,630

†Non-income producing security for the period ended March 31, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln National Variable Annuity Fund A (the “Fund”).

Investments - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Managers.

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007.  Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income - Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves - Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases from operations during the reporting period. Actual results could differ from those estimates.

Item 2. Controls and Procedures

(a)  The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln National Variable Annuity Fund A
(Registrant)

By:  /s/ Kelly D. Clevenger
Kelly D. Clevenger
President
(Signature and Title)

Date:  May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kelly D. Clevenger
Kelly D. Clevenger
President
(Signature and Title)

Date:  May 22, 2007

By:  /s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:  May 22, 2007